Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity - FaZe Clan Inc. [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity [Line Items]
Warrants outstanding beginning balance	654,833	618,631
Warrants outstanding ending balance	654,833	654,833
Warrants granted and vested		36,202